Inventories (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Inventories
Crude oil	$ 2,015	$ 2,127
Refined products	1,984	2,244
Materials, supplies and merchandise	1,042	994
Total inventories	5,041	5,365
Crude oil held for trading purpose	336	113
Product inventory expensed	$ 19,100	$ 18,200